INCOME TAXES (Details 1)	3 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	Feb. 29, 2020	Feb. 28, 2019
China [Member]
PRC statutory rate	2500.00%	0.00%
Temporary difference between US GAAP and PRC tax accounting	(2500.00%)	0.00%
Effective income tax rate	0.00%	0.00%
Change in deferred tax asset valuation allowance			2500.00%
China statutory tax benefit			(2500.00%)
USA [Member]
Change in deferred tax asset valuation allowance			100.00%
China statutory tax benefit			(2100.00%)
Permanent difference			2000.00%
Hong Kong [Member]
Change in deferred tax asset valuation allowance			1650.00%	1650.00%
Hong Kong statutory tax benefit			(1650.00%)	(1650.00%)